Summary of Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 CNY (¥)	Apr. 01, 2019 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash insured amount		$ 63,776			¥ 0.5
Accounts receivable	$ 901,296	717,709
Allowance for doubtful accounts	$ 763,247	599,322	$ 443,163
Loans interest rate	6.00%			6.00%	6.00%
Impairment loss	$ 15,388	7,206
Performance obligation amount	$ 800,000
Business tax rate	3.00%			3.00%	3.00%
Operating lease assets and liability						$ 47,000
Technological Development and Operation Service [Member]
Summary of Significant Accounting Policies [Line Items]
Performance obligation amount
Hong Kong Deposit Board [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount		63,776		$ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	52,809	533,330
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	$ 8,971,480	$ 9,598,062
General Taxpayer [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rates	6.00%			6.00%	6.00%
Small-Scale Taxpayer [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rates	3.00%			3.00%	3.00%
Minimum [Member] | Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest		20.00%
Maximum [Member] | Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest		50.00%